INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Net operating loss carryover	$ 1,593,282	$ 1,347,378
Accrued management fees, related party	155,063	80,825
Valuation allowance	(1,748,345)	(1,427,903)
Net deferred tax asset	$ 0	$ 0